Long-term Investments - Additional Information (Detail) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2023 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2024 USD ($)
Schedule of Equity Method Investments [Line Items]
Income loss from equity method investments		¥ 4,353	$ 596	¥ 1,560	¥ (196)
Equity investments without readily determinable fair values		2,919		¥ 2,919			$ 400
Proceeds from providing facilitating services						¥ 41,117
Acquired minority equity interest	¥ 2,000
Carrying value of investment		4,600					630
Trading debt investments		¥ 348					$ 48
Third Party Investor [Member] | Investment Agreement [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage		4.12%					4.12%
Third Party Investor [Member] | Guangzhou City Government [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage						5.00%